Schwab Capital Trust
Schwab Core Equity Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Capital Goods 4.6%
A.O. Smith Corp.	189,437	16,109,722
Caterpillar, Inc.	52,565	18,198,003
Fastenal Co.	122,982	8,700,977
Lockheed Martin Corp.	15,326	8,305,466
Parker-Hannifin Corp.	12,337	6,923,031
Rockwell Automation, Inc.	22,358	6,230,057
		64,467,256

Commercial & Professional Services 2.2%
Republic Services, Inc., Class A	80,544	15,651,310
Rollins, Inc.	334,978	16,048,796
		31,700,106

Consumer Discretionary Distribution & Retail 8.2%
Amazon.com, Inc. *	394,176	73,703,028
Home Depot, Inc.	36,635	13,487,542
TJX Cos., Inc.	261,519	29,556,877
		116,747,447

Consumer Services 2.6%
McDonald's Corp.	50,040	13,280,616
Starbucks Corp.	295,544	23,037,655
		36,318,271

Consumer Staples Distribution & Retail 1.5%
Walmart, Inc.	299,295	20,543,609

Energy 4.6%
EOG Resources, Inc.	161,844	20,521,819
Exxon Mobil Corp.	377,413	44,757,408
		65,279,227

Equity Real Estate Investment Trusts (REITs) 1.6%
Public Storage	75,606	22,373,328

Financial Services 10.0%
CME Group, Inc.	41,495	8,037,996
Fidelity National Information Services, Inc.	630,979	48,478,117
Morgan Stanley	123,592	12,755,930
PayPal Holdings, Inc. *	563,877	37,091,829
Visa, Inc., Class A	134,673	35,778,576
		142,142,448

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 2.0%
Brown-Forman Corp., Class B	134,830	6,088,923
Celsius Holdings, Inc. *	128,431	6,014,424
Constellation Brands, Inc., Class A	64,084	15,710,833
		27,814,180

Health Care Equipment & Services 5.6%
Abbott Laboratories	55,964	5,928,826
Boston Scientific Corp. *	99,374	7,341,751
Dexcom, Inc. *	197,154	13,370,985
Intuitive Surgical, Inc. *	76,479	34,003,328
UnitedHealth Group, Inc.	33,413	19,251,234
		79,896,124

Household & Personal Products 1.9%
Kenvue, Inc.	794,004	14,681,134
L'Oreal SA, Sponsored ADR (a)	141,090	12,216,983
		26,898,117

Insurance 1.7%
Progressive Corp.	111,528	23,880,375

Materials 0.8%
Linde PLC	23,368	10,597,388

Media & Entertainment 10.3%
Alphabet, Inc., Class A	556,341	95,434,735
Meta Platforms, Inc., Class A	107,340	50,968,252
		146,402,987

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
Eli Lilly & Co.	25,073	20,165,462
Johnson & Johnson	215,776	34,060,242
Merck & Co., Inc.	167,081	18,901,873
Thermo Fisher Scientific, Inc.	45,948	28,181,746
Zoetis, Inc.	100,749	18,138,850
		119,448,173

Semiconductors & Semiconductor Equipment 12.0%
ASML Holding NV NY Registry Shares	20,750	19,436,525
Broadcom, Inc.	226,000	36,313,680
NVIDIA Corp.	813,380	95,181,728
QUALCOMM, Inc.	105,709	19,128,043
		170,059,976

Software & Services 14.3%
Accenture PLC, Class A	37,155	12,284,186
Microsoft Corp.	315,528	132,001,139
Oracle Corp.	115,283	16,076,214

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Palo Alto Networks, Inc. *	55,453	18,007,253
Salesforce, Inc.	90,494	23,419,847
		201,788,639

Technology Hardware & Equipment 6.1%
Apple, Inc.	387,826	86,128,398

Utilities 1.4%
WEC Energy Group, Inc.	235,695	20,283,912
Total Common Stocks (Cost $819,233,155)		1,412,769,961

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (b)	4,196,609	4,196,609
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (b)(c)	1,217,850	1,217,850
		5,414,459
Total Short-Term Investments (Cost $5,414,459)		5,414,459
Total Investments in Securities (Cost $824,647,614)		1,418,184,420

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,194,942.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,412,769,961	$—	$—	$1,412,769,961
Short-Term Investments[1]	5,414,459	—	—	5,414,459
Total	$1,418,184,420	$—	$—	$1,418,184,420

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Dividend Equity Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Banks 7.5%
Bank of America Corp.	250,000	10,077,500
JPMorgan Chase & Co.	120,000	25,536,000
Truist Financial Corp.	90,000	4,022,100
		39,635,600

Capital Goods 9.6%
Caterpillar, Inc.	10,000	3,462,000
Fastenal Co.	62,000	4,386,500
General Dynamics Corp.	15,000	4,480,650
Illinois Tool Works, Inc.	18,500	4,574,680
Lockheed Martin Corp.	27,000	14,631,840
Parker-Hannifin Corp.	13,000	7,295,080
Rockwell Automation, Inc.	9,750	2,716,837
RTX Corp.	43,000	5,052,070
Watsco, Inc.	8,000	3,915,920
		50,515,577

Consumer Discretionary Distribution & Retail 5.5%
Genuine Parts Co.	35,000	5,148,850
Home Depot, Inc.	33,500	12,333,360
TJX Cos., Inc.	100,000	11,302,000
		28,784,210

Consumer Services 2.0%
McDonald's Corp.	39,000	10,350,600

Consumer Staples Distribution & Retail 2.7%
Walmart, Inc.	210,000	14,414,400

Energy 7.9%
Chevron Corp.	100,000	16,047,000
Exxon Mobil Corp.	165,000	19,567,350
Kinder Morgan, Inc.	290,000	6,127,700
		41,742,050

Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	16,500	1,935,285
Lamar Advertising Co., Class A	40,000	4,794,400
Public Storage	25,000	7,398,000
		14,127,685

Financial Services 9.6%
BlackRock, Inc.	16,500	14,462,250
Fidelity National Information Services, Inc.	175,000	13,445,250
Morgan Stanley	155,000	15,997,550
Visa, Inc., Class A	25,000	6,641,750
		50,546,800

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 7.6%
Altria Group, Inc.	85,000	4,165,850
Coca-Cola Co.	245,000	16,351,300
Constellation Brands, Inc., Class A	15,000	3,677,400
Philip Morris International, Inc.	138,000	15,892,080
		40,086,630

Health Care Equipment & Services 6.7%
Abbott Laboratories	77,000	8,157,380
CVS Health Corp.	110,000	6,636,300
Medtronic PLC	113,000	9,076,160
UnitedHealth Group, Inc.	20,000	11,523,200
		35,393,040

Household & Personal Products 3.8%
Kenvue, Inc.	280,000	5,177,200
Procter & Gamble Co.	91,000	14,629,160
		19,806,360

Insurance 2.6%
Allstate Corp.	50,000	8,556,000
Progressive Corp.	25,000	5,353,000
		13,909,000

Materials 0.9%
PPG Industries, Inc.	35,000	4,444,300

Media & Entertainment 2.6%
Comcast Corp., Class A	275,000	11,349,250
Omnicom Group, Inc.	26,250	2,573,550
		13,922,800

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
AbbVie, Inc.	60,000	11,119,200
Johnson & Johnson	72,310	11,414,134
Merck & Co., Inc.	30,000	3,393,900
Pfizer, Inc.	200,000	6,108,000
Zoetis, Inc.	18,750	3,375,750
		35,410,984

Semiconductors & Semiconductor Equipment 3.7%
Broadcom, Inc.	120,000	19,281,600

Software & Services 6.1%
Accenture PLC, Class A	20,000	6,612,400
International Business Machines Corp.	55,000	10,567,700
Microsoft Corp.	36,000	15,060,600
		32,240,700

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 3.7%
Apple, Inc.	26,000	5,774,080
Cisco Systems, Inc.	287,500	13,929,375
		19,703,455

Telecommunication Services 1.9%
Verizon Communications, Inc.	250,000	10,130,000

Transportation 0.7%
United Parcel Service, Inc., Class B	30,000	3,911,100

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 5.1%
Duke Energy Corp.	127,500	13,931,925
Eversource Energy	80,000	5,192,800
NextEra Energy, Inc.	100,000	7,639,000
		26,763,725
Total Common Stocks (Cost $378,860,202)		525,120,616
Total Investments in Securities (Cost $378,860,202)		525,120,616

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$525,120,616	$—	$—	$525,120,616
Total	$525,120,616	$—	$—	$525,120,616

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Large-Cap Growth Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.9% OF NET ASSETS

Automobiles & Components 1.5%
Mobileye Global, Inc., Class A *	125,550	2,636,550
Tesla, Inc. *	17,116	3,972,110
		6,608,660

Capital Goods 5.2%
Caterpillar, Inc.	11,998	4,153,708
Fastenal Co.	38,044	2,691,613
Lockheed Martin Corp.	7,652	4,146,772
Parker-Hannifin Corp.	10,673	5,989,261
Quanta Services, Inc.	9,885	2,623,281
Vertiv Holdings Co., Class A	41,403	3,258,416
		22,863,051

Commercial & Professional Services 0.8%
Republic Services, Inc., Class A	17,758	3,450,735

Consumer Discretionary Distribution & Retail 7.8%
Amazon.com, Inc. *	118,570	22,170,218
Home Depot, Inc.	12,073	4,444,796
O'Reilly Automotive, Inc. *	1,888	2,126,530
TJX Cos., Inc.	48,942	5,531,425
		34,272,969

Consumer Durables & Apparel 0.9%
Deckers Outdoor Corp. *	1,850	1,706,866
NIKE, Inc., Class B	28,300	2,118,538
		3,825,404

Consumer Services 2.3%
Airbnb, Inc., Class A *	29,238	4,080,455
Booking Holdings, Inc.	535	1,987,531
DraftKings, Inc., Class A *	33,794	1,248,688
McDonald's Corp.	11,088	2,942,755
		10,259,429

Consumer Staples Distribution & Retail 1.4%
Costco Wholesale Corp.	7,253	5,961,966

Energy 0.4%
EOG Resources, Inc.	14,768	1,872,582

Financial Services 5.1%
American Express Co.	9,660	2,444,366
Fidelity National Information Services, Inc.	52,980	4,070,454
Interactive Brokers Group, Inc., Class A	17,464	2,082,931
Mastercard, Inc., Class A	11,969	5,550,145
MSCI, Inc., Class A	2,815	1,522,239
Visa, Inc., Class A	24,440	6,492,975
		22,163,110

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 2.8%
Celsius Holdings, Inc. *	70,116	3,283,532
Constellation Brands, Inc., Class A	20,689	5,072,115
Philip Morris International, Inc.	34,383	3,959,547
		12,315,194

Health Care Equipment & Services 1.7%
Intuitive Surgical, Inc. *	16,517	7,343,623

Insurance 1.6%
Arthur J Gallagher & Co.	13,345	3,783,174
Progressive Corp.	14,442	3,092,321
		6,875,495

Media & Entertainment 9.9%
Alphabet, Inc., Class A	134,413	23,057,206
Meta Platforms, Inc., Class A	34,877	16,560,646
Netflix, Inc. *	6,145	3,861,211
		43,479,063

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	14,621	2,709,564
Eli Lilly & Co.	14,180	11,404,549
Merck & Co., Inc.	28,192	3,189,361
Thermo Fisher Scientific, Inc.	12,359	7,580,269
Vertex Pharmaceuticals, Inc. *	13,581	6,732,373
Zoetis, Inc.	20,079	3,615,023
		35,231,139

Semiconductors & Semiconductor Equipment 16.5%
Advanced Micro Devices, Inc. *	21,181	3,060,231
Applied Materials, Inc.	18,225	3,867,345
ASML Holding NV NY Registry Shares	5,852	5,481,568
Broadcom, Inc.	92,520	14,866,114
KLA Corp.	2,590	2,131,751
NVIDIA Corp.	322,560	37,745,971
QUALCOMM, Inc.	28,069	5,079,086
		72,232,066

Software & Services 19.7%
Accenture PLC, Class A	16,552	5,472,422
Adobe, Inc. *	7,716	4,256,531
Gartner, Inc. *	10,548	5,286,552
Intuit, Inc.	4,573	2,960,332
Microsoft Corp.	99,364	41,568,929
Oracle Corp.	34,209	4,770,445
Palo Alto Networks, Inc. *	25,239	8,195,861
Salesforce, Inc.	26,140	6,765,032
ServiceNow, Inc. *	5,128	4,176,192
Synopsys, Inc. *	5,560	3,104,259
		86,556,555

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 9.4%
Apple, Inc.	186,176	41,345,966

Transportation 0.9%
Uber Technologies, Inc. *	62,387	4,022,090
Total Common Stocks (Cost $197,498,841)		420,679,097

INVESTMENT COMPANIES 1.4% OF NET ASSETS

Equity Funds 1.4%
Invesco QQQ Trust	13,415	6,319,404
Total Investment Companies (Cost $6,388,679)		6,319,404
Total Investments in Securities (Cost $203,887,520)		426,998,501

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/20/24	20	5,558,000	54,313

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$420,679,097	$—	$—	$420,679,097
Investment Companies[1]	6,319,404	—	—	6,319,404
Futures Contracts[2]	54,313	—	—	54,313
Total	$427,052,814	$—	$—	$427,052,814

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Small-Cap Equity Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.4% OF NET ASSETS

Automobiles & Components 0.4%
American Axle & Manufacturing Holdings, Inc. *	156,833	1,165,269
Modine Manufacturing Co. *	10,434	1,227,665
		2,392,934

Banks 10.2%
Ameris Bancorp	78,813	4,798,924
Axos Financial, Inc. *	48,253	3,522,952
BankUnited, Inc.	167,028	6,433,919
Byline Bancorp, Inc.	42,605	1,195,070
Cathay General Bancorp	10,760	476,883
Customers Bancorp, Inc. *	96,921	6,249,466
Eagle Bancorp, Inc.	33,074	711,752
FB Financial Corp.	43,207	2,017,335
First Financial Corp.	9,478	426,131
Hancock Whitney Corp.	20,373	1,115,014
Home BancShares, Inc.	43,014	1,218,587
HomeTrust Bancshares, Inc.	44,652	1,583,806
Hope Bancorp, Inc.	302,794	3,984,769
International Bancshares Corp.	88,201	5,948,275
Mercantile Bank Corp.	67,629	3,270,538
OceanFirst Financial Corp.	172,029	3,125,767
Premier Financial Corp.	85,345	2,162,642
Provident Financial Services, Inc.	28,055	520,140
Renasant Corp.	40,467	1,391,660
Republic Bancorp, Inc., Class A	29,304	1,922,929
Southern Missouri Bancorp, Inc.	13,076	747,947
Trustmark Corp.	36,569	1,270,041
UMB Financial Corp.	29,102	2,968,986
Univest Financial Corp.	11,492	317,754
WaFd, Inc.	61,394	2,185,012
WesBanco, Inc.	31,220	995,294
Westamerica BanCorp	67,113	3,621,418
WSFS Financial Corp.	13,882	784,194
		64,967,205

Capital Goods 11.2%
AAR Corp. *	3,344	216,022
Allient, Inc.	30,379	879,168
Applied Industrial Technologies, Inc.	8,298	1,810,541
Arcosa, Inc.	22,395	2,080,719
Array Technologies, Inc. *	62,977	662,518
Atkore, Inc.	21,761	2,937,735
Blue Bird Corp. *	45,160	2,353,739
Boise Cascade Co.	3,353	476,428
Cadre Holdings, Inc.	9,597	352,210
Comfort Systems USA, Inc.	9,530	3,167,963
Ducommun, Inc. *	7,099	455,543
EMCOR Group, Inc.	16,272	6,109,160
EnerSys	41,624	4,575,726
Federal Signal Corp.	60,952	6,093,371
Fluor Corp. *	4,502	216,546
GMS, Inc. *	10,857	1,044,769
Griffon Corp.	8,395	604,944
H&E Equipment Services, Inc.	70,545	3,689,504
SECURITY	NUMBER OF SHARES	VALUE ($)
Herc Holdings, Inc.	15,816	2,464,765
Hyster-Yale, Inc.	17,911	1,464,045
IES Holdings, Inc. *	8,302	1,278,259
Masterbrand, Inc. *	109,870	1,983,154
Moog, Inc., Class A	29,720	5,828,092
Mueller Water Products, Inc., Class A	47,508	982,465
NEXTracker, Inc., Class A *	79,878	3,925,205
Powell Industries, Inc.	9,760	1,792,229
Preformed Line Products Co.	9,869	1,360,639
Proto Labs, Inc. *	21,491	748,317
REV Group, Inc.	20,515	598,628
Shoals Technologies Group, Inc., Class A *	21,196	137,774
SPX Technologies, Inc. *	1,562	230,457
Sterling Infrastructure, Inc. *	25,242	2,937,159
Tennant Co.	7,396	796,475
Terex Corp.	25,373	1,605,096
Thermon Group Holdings, Inc. *	70,230	2,304,246
Tutor Perini Corp. *	22,004	547,680
V2X, Inc. *	26,832	1,398,752
Watts Water Technologies, Inc., Class A	5,805	1,204,654
		71,314,697

Commercial & Professional Services 2.0%
Brink's Co.	13,573	1,492,894
Cimpress PLC *	45,421	4,145,575
Conduent, Inc. *	202,414	825,849
Deluxe Corp.	25,046	610,621
Huron Consulting Group, Inc. *	7,064	777,111
IBEX Holdings Ltd. *	50,906	887,801
Interface, Inc., Class A	59,197	1,022,924
Legalzoom.com, Inc. *	192,999	1,289,233
Maximus, Inc.	15,220	1,413,786
		12,465,794

Consumer Discretionary Distribution & Retail 3.3%
Abercrombie & Fitch Co., Class A *	26,237	3,869,433
Academy Sports & Outdoors, Inc.	8,036	434,506
American Eagle Outfitters, Inc.	160,764	3,544,846
Build-A-Bear Workshop, Inc.	58,331	1,581,937
Caleres, Inc.	21,837	842,035
Carvana Co., Class A *	8,418	1,121,530
Dillard's, Inc., Class A	4,426	1,764,159
Nordstrom, Inc.	102,926	2,349,801
Signet Jewelers Ltd.	17,083	1,437,193
Upbound Group, Inc.	20,546	775,201
Urban Outfitters, Inc. *	79,151	3,644,903
		21,365,544

Consumer Durables & Apparel 3.4%
Crocs, Inc. *	5,421	728,420
Dream Finders Homes, Inc., Class A *	13,136	414,441
Green Brick Partners, Inc. *	11,961	874,947
Hovnanian Enterprises, Inc., Class A *	7,753	1,627,277
Installed Building Products, Inc.	8,007	2,164,692
JAKKS Pacific, Inc. *	31,154	655,480
KB Home	22,601	1,945,494
M/I Homes, Inc. *	31,587	5,269,659
Meritage Homes Corp.	8,086	1,640,407

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sonos, Inc. *	75,193	1,015,106
Taylor Morrison Home Corp., Class A *	29,262	1,962,895
Tri Pointe Homes, Inc. *	76,281	3,451,715
		21,750,533

Consumer Services 3.2%
Brinker International, Inc. *	85,881	5,737,710
Despegar.com Corp. *	123,176	1,431,305
Everi Holdings, Inc. *	78,743	1,013,422
Frontdoor, Inc. *	174,723	6,894,570
International Game Technology PLC	55,716	1,307,654
Light & Wonder, Inc. *	35,870	3,845,264
		20,229,925

Consumer Staples Distribution & Retail 0.5%
Andersons, Inc.	58,169	3,171,956

Energy 5.4%
Archrock, Inc.	91,799	1,902,993
Berry Corp.	345,082	2,367,263
Chord Energy Corp.	4,164	714,792
Civitas Resources, Inc.	25,846	1,803,017
CONSOL Energy, Inc. *	204	20,361
Helix Energy Solutions Group, Inc. *	70,612	833,222
Matador Resources Co.	39,715	2,441,678
Murphy Oil Corp.	7,693	318,336
Noble Corp. PLC	42,947	2,027,957
Par Pacific Holdings, Inc. *	42,328	1,123,809
Riley Exploration Permian, Inc.	38,666	1,132,527
Scorpio Tankers, Inc.	55,019	4,218,857
SM Energy Co.	47,689	2,203,232
Teekay Corp. *	401,414	3,480,259
Teekay Tankers Ltd., Class A	56,749	3,713,655
VAALCO Energy, Inc.	281,789	2,017,609
Weatherford International PLC *	35,665	4,203,477
		34,523,044

Equity Real Estate Investment Trusts (REITs) 5.7%
Alexander & Baldwin, Inc.	199,785	3,937,762
American Assets Trust, Inc.	276,609	7,335,671
Armada Hoffler Properties, Inc.	135,862	1,614,041
Broadstone Net Lease, Inc.	86,593	1,507,584
COPT Defense Properties	193,331	5,600,799
EastGroup Properties, Inc.	16,057	3,002,498
Empire State Realty Trust, Inc., Class A	391,266	4,213,935
Essential Properties Realty Trust, Inc.	28,928	855,979
Innovative Industrial Properties, Inc.	19,042	2,338,548
National Health Investors, Inc.	24,937	1,866,784
Orion Office REIT, Inc.	230,986	935,493
Plymouth Industrial REIT, Inc.	126,404	3,023,584
		36,232,678

Financial Services 6.1%
Artisan Partners Asset Management, Inc., Class A	9,660	426,586
Enact Holdings, Inc.	93,606	3,185,412
Enova International, Inc. *	31,039	2,683,942
Essent Group Ltd.	33,723	2,119,153
Federal Agricultural Mortgage Corp., Class C	11,698	2,412,361
Jackson Financial, Inc., Class A	16,665	1,467,520
Merchants Bancorp	63,811	2,871,495
Mr. Cooper Group, Inc. *	53,853	4,840,308
NMI Holdings, Inc., Class A *	140,160	5,515,296
SECURITY	NUMBER OF SHARES	VALUE ($)
Radian Group, Inc.	42,161	1,564,173
Regional Management Corp.	26,207	856,969
Stifel Financial Corp.	6,679	592,227
StoneCo Ltd., Class A *	278,960	3,659,955
StoneX Group, Inc. *	32,585	2,715,634
Victory Capital Holdings, Inc., Class A	15,056	788,784
Virtus Investment Partners, Inc.	14,219	3,213,494
		38,913,309

Food, Beverage & Tobacco 1.2%
B&G Foods, Inc.	114,245	984,792
Coca-Cola Consolidated, Inc.	5,222	5,983,838
National Beverage Corp.	144	7,026
Primo Water Corp.	28,021	614,500
		7,590,156

Health Care Equipment & Services 3.3%
Addus HomeCare Corp. *	5,719	694,058
AirSculpt Technologies, Inc. *(a)	44,104	219,197
Castle Biosciences, Inc. *	57,535	1,388,320
Cerus Corp. *	270,093	610,410
CONMED Corp.	37,305	2,575,537
Health Catalyst, Inc. *	104,931	773,341
Hims & Hers Health, Inc. *	106,369	2,259,278
Lantheus Holdings, Inc. *	32,980	3,457,293
Merit Medical Systems, Inc. *	15,824	1,349,629
OmniAb, Inc., Class A *(b)	5,508	0
OmniAb, Inc., Class B *(b)	5,508	0
OraSure Technologies, Inc. *	182,736	818,657
Owens & Minor, Inc. *	91,961	1,510,000
Select Medical Holdings Corp.	9,990	397,202
Tactile Systems Technology, Inc. *	60,197	768,716
Tenet Healthcare Corp. *	8,781	1,314,516
UFP Technologies, Inc. *	2,246	722,291
Zimvie, Inc. *	94,423	1,996,102
		20,854,547

Household & Personal Products 0.3%
BellRing Brands, Inc. *	28,547	1,463,890
Nature's Sunshine Products, Inc. *	34,041	582,442
		2,046,332

Insurance 0.2%
CNO Financial Group, Inc.	39,489	1,376,587

Materials 4.7%
Alpha Metallurgical Resources, Inc.	2,709	800,266
Cabot Corp.	12,426	1,246,204
Carpenter Technology Corp.	33,036	4,818,961
Clearwater Paper Corp. *	43,644	2,420,933
Constellium SE, Class A *	359,058	6,394,823
Koppers Holdings, Inc.	38,483	1,566,643
Mativ Holdings, Inc.	69,807	1,332,616
Metallus, Inc. *	133,652	2,996,478
Minerals Technologies, Inc.	55,943	4,384,812
Orion SA	9,418	231,871
SunCoke Energy, Inc.	131,601	1,539,732
Universal Stainless & Alloy Products, Inc. *	32,995	1,237,972
Worthington Steel, Inc.	18,973	756,453
		29,727,764

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 2.3%
Advantage Solutions, Inc. *	76,634	307,302
AMC Networks, Inc., Class A *	85,061	946,729
Cars.com, Inc. *	33,273	686,089
EW Scripps Co., Class A *	43,160	162,282
Gaia, Inc., Class A *	44,500	219,385
Gannett Co., Inc. *	221,481	1,087,472
Gray Television, Inc.	101,681	653,809
Lions Gate Entertainment Corp., Class A *	247,446	2,269,080
PubMatic, Inc., Class A *	124,573	2,735,623
Thryv Holdings, Inc. *	11,597	225,909
Yelp, Inc., Class A *	139,462	5,080,601
		14,374,281

Pharmaceuticals, Biotechnology & Life Sciences 14.5%
ACADIA Pharmaceuticals, Inc. *	267,811	5,093,765
ADMA Biologics, Inc. *	239,554	2,941,723
Alector, Inc. *	116,604	699,624
Alkermes PLC *	216,656	5,919,042
Amicus Therapeutics, Inc. *	271,822	2,802,485
Amneal Pharmaceuticals, Inc. *	154,374	1,131,561
Amylyx Pharmaceuticals, Inc. *	300,790	619,627
ANI Pharmaceuticals, Inc. *	55,431	3,642,925
Anika Therapeutics, Inc. *	31,735	864,779
Annexon, Inc. *	66,833	428,400
Arcellx, Inc. *	9,305	575,142
Arcus Biosciences, Inc. *	80,735	1,324,861
Aurinia Pharmaceuticals, Inc. *	410,642	2,414,575
Avidity Biosciences, Inc. *	10,330	470,841
Beam Therapeutics, Inc. *	21,295	673,774
BioCryst Pharmaceuticals, Inc. *	91,193	663,885
Blueprint Medicines Corp. *	22,586	2,446,064
CareDx, Inc. *	71,576	1,430,804
Catalyst Pharmaceuticals, Inc. *	138,640	2,390,154
Collegium Pharmaceutical, Inc. *	92,458	3,566,105
Corbus Pharmaceuticals Holdings, Inc. *	3,684	219,088
Corcept Therapeutics, Inc. *	18,818	727,692
Cytek Biosciences, Inc. *	46,531	312,223
Denali Therapeutics, Inc. *	27,758	676,462
Halozyme Therapeutics, Inc. *	121,199	6,697,457
Harmony Biosciences Holdings, Inc. *	101,000	3,419,860
Harvard Bioscience, Inc. *	126,539	404,925
Intra-Cellular Therapies, Inc. *	23,709	1,866,373
Ironwood Pharmaceuticals, Inc., Class A *	163,187	1,114,567
Janux Therapeutics, Inc. *	6,775	275,065
Krystal Biotech, Inc. *	11,176	2,329,749
Kymera Therapeutics, Inc. *	19,170	885,654
Medpace Holdings, Inc. *	12,941	4,950,191
Mesa Laboratories, Inc.	8,232	942,729
MiMedx Group, Inc. *	473,024	3,524,029
Myriad Genetics, Inc. *	83,553	2,336,977
Novavax, Inc. *	54,545	698,721
Nurix Therapeutics, Inc. *	82,417	1,803,284
Organogenesis Holdings, Inc., Class A *	330,106	996,920
Phibro Animal Health Corp., Class A	79,718	1,505,076
Prestige Consumer Healthcare, Inc. *	6,031	427,055
Protagonist Therapeutics, Inc. *	46,332	1,734,670
PTC Therapeutics, Inc. *	76,049	2,574,259
Quanterix Corp. *	43,993	649,337
REGENXBIO, Inc. *	21,037	299,777
Relay Therapeutics, Inc. *	72,988	599,961
Rigel Pharmaceuticals, Inc. *	28,677	303,403
Sana Biotechnology, Inc. *	56,129	341,826
SIGA Technologies, Inc.	185,954	1,855,821
Supernus Pharmaceuticals, Inc. *	15,910	474,436
TG Therapeutics, Inc. *	63,922	1,263,099
Vanda Pharmaceuticals, Inc. *	128,452	750,160
SECURITY	NUMBER OF SHARES	VALUE ($)
Vera Therapeutics, Inc., Class A *	8,014	293,232
Veracyte, Inc. *	107,783	2,586,792
Vericel Corp. *	9,275	468,573
WaVe Life Sciences Ltd. *	50,082	331,042
Xencor, Inc. *	87,715	1,791,140
		92,531,761

Real Estate Management & Development 0.6%
Cushman & Wakefield PLC *	161,391	2,115,836
RMR Group, Inc., Class A	12,431	322,460
St. Joe Co.	26,713	1,647,658
		4,085,954

Semiconductors & Semiconductor Equipment 3.2%
Ambarella, Inc. *	5,097	268,306
Amkor Technology, Inc.	153,077	4,999,495
Axcelis Technologies, Inc. *	30,773	3,888,169
FormFactor, Inc. *	17,391	931,462
Lattice Semiconductor Corp. *	18,676	989,828
Onto Innovation, Inc. *	7,084	1,355,169
Photronics, Inc. *	82,395	2,093,657
Semtech Corp. *	159,445	5,057,595
SMART Global Holdings, Inc. *	48,021	1,123,691
		20,707,372

Software & Services 5.1%
8x8, Inc. *	315,131	970,603
ACI Worldwide, Inc. *	31,466	1,360,275
Alarm.com Holdings, Inc. *	29,005	2,046,303
Alkami Technology, Inc. *	91,071	2,980,754
Appfolio, Inc., Class A *	27,879	6,174,641
Asana, Inc., Class A *	23,672	344,428
BlackLine, Inc. *	26,349	1,252,104
Clear Secure, Inc., Class A	135,159	2,885,645
CommVault Systems, Inc. *	3,286	502,265
Couchbase, Inc. *	32,094	615,884
Dave, Inc. *(a)	39,939	1,452,182
eGain Corp. *	188,200	1,364,450
Hackett Group, Inc.	62,037	1,692,369
OneSpan, Inc. *	35,388	523,742
Q2 Holdings, Inc. *	5,533	373,312
Rimini Street, Inc. *	297,878	661,289
RingCentral, Inc., Class A *	47,342	1,659,337
SEMrush Holdings, Inc., Class A *	20,795	306,518
Unisys Corp. *	198,588	945,279
Weave Communications, Inc. *	122,319	1,223,190
Xperi, Inc. *	115,840	946,413
Yext, Inc. *	302,925	1,744,848
Zeta Global Holdings Corp., Class A *	37,314	799,266
		32,825,097

Technology Hardware & Equipment 4.4%
Arlo Technologies, Inc. *	171,202	2,595,422
Badger Meter, Inc.	21,718	4,477,383
Bel Fuse, Inc., Class B	15,766	1,170,941
Belden, Inc.	12,203	1,131,096
Calix, Inc. *	6,306	259,366
CommScope Holding Co., Inc. *	256,955	665,513
Daktronics, Inc. *	151,363	2,267,418
ePlus, Inc. *	5,999	551,428
Fabrinet *	16,503	3,639,902
FARO Technologies, Inc. *	64,570	1,104,147
Itron, Inc. *	64,031	6,623,367
Napco Security Technologies, Inc.	35,231	1,966,242

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
OSI Systems, Inc. *	6,077	899,274
Xerox Holdings Corp.	58,491	629,656
		27,981,155

Telecommunication Services 0.7%
Bandwidth, Inc., Class A *	40,095	914,968
Liberty Latin America Ltd., Class A *	174,404	1,827,754
Telephone & Data Systems, Inc.	84,699	1,795,619
		4,538,341

Transportation 2.1%
ArcBest Corp.	14,879	1,875,498
Costamare, Inc.	80,178	1,188,238
Genco Shipping & Trading Ltd.	24,744	480,281
Matson, Inc.	24,734	3,282,449
Radiant Logistics, Inc. *	27,216	169,283
SkyWest, Inc. *	78,470	6,272,892
		13,268,641

Utilities 1.4%
Avista Corp.	46,742	1,831,351
Black Hills Corp.	17,157	1,013,121
Otter Tail Corp.	18,121	1,756,287
Southwest Gas Holdings, Inc.	58,935	4,370,620
		8,971,379
Total Common Stocks (Cost $497,195,777)		608,206,986

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)(d)	327,820	327,820
Total Short-Term Investments (Cost $327,820)		327,820
Total Investments in Securities (Cost $497,523,597)		608,534,806

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/20/24	240	27,276,000	2,618,290

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $317,941.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended July 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at July 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Transportation 0.0%
Daseke, Inc.	$—	$—	($2,010,926 )	$173,675	($734,977 )	$—	—	$—

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$587,352,439	$—	$—	$587,352,439
Health Care Equipment & Services	20,854,547	—	0 *	20,854,547
Short-Term Investments [1]	327,820	—	—	327,820
Futures Contracts [2]	2,618,290	—	—	2,618,290
Total	$611,153,096	$—	$0	$611,153,096

*	Level 3 amount shown includes securities determined to have no value at July 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Health Care Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Australia 0.7%
Cochlear Ltd.	17,047	3,851,866
Pro Medicus Ltd.	23,329	2,201,072
		6,052,938

Belgium 0.3%
UCB SA	14,036	2,345,335

Denmark 5.6%
ALK-Abello AS *	94,892	2,138,855
Novo Nordisk AS, Class B	334,293	44,291,444
		46,430,299

France 0.6%
EssilorLuxottica SA	9,564	2,188,622
Ipsen SA	23,187	2,603,440
		4,792,062

Germany 0.1%
Siemens Healthineers AG	14,326	767,861

Ireland 2.5%
Medtronic PLC	264,525	21,246,648

Japan 4.8%
Daiichi Sankyo Co. Ltd.	339,800	13,839,260
Hoya Corp.	97,900	12,266,942
Jeol Ltd.	38,000	1,529,968
Olympus Corp.	70,000	1,208,486
Otsuka Holdings Co. Ltd.	62,000	3,160,035
Santen Pharmaceutical Co. Ltd.	450,000	5,400,532
Terumo Corp.	142,000	2,545,826
		39,951,049

Republic of Korea 0.7%
Classys, Inc.	36,910	1,260,057
Hanmi Pharm Co. Ltd.	4,140	874,890
Hugel, Inc. *	12,000	2,148,794
Samsung Biologics Co. Ltd. *	2,389	1,639,069
		5,922,810

Sweden 0.1%
Camurus AB *	18,974	1,200,784

Switzerland 5.2%
Alcon, Inc.	13,647	1,292,160
Novartis AG	226,233	25,253,898
Roche Holding AG	50,763	16,434,997
		42,981,055

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 3.9%
AstraZeneca PLC	144,442	22,947,612
GSK PLC	506,088	9,827,613
		32,775,225

United States 75.3%
Abbott Laboratories	162,419	17,206,669
AbbVie, Inc.	226,017	41,885,470
Addus HomeCare Corp. *	16,596	2,014,091
ADMA Biologics, Inc. *	252,148	3,096,377
Agilent Technologies, Inc.	12,997	1,837,776
Amgen, Inc.	73,777	24,528,639
ANI Pharmaceuticals, Inc. *	47,912	3,148,777
Avantor, Inc. *	171,017	4,574,705
Becton Dickinson & Co.	88,748	21,393,593
Blueprint Medicines Corp. *	17,979	1,947,126
Boston Scientific Corp. *	39,281	2,902,080
Bruker Corp.	51,432	3,523,606
Cencora, Inc.	10,703	2,546,030
Cigna Group	51,880	18,089,000
Danaher Corp.	19,456	5,390,868
DaVita, Inc. *	26,760	3,655,951
Elevance Health, Inc.	16,859	8,969,494
Eli Lilly & Co.	95,696	76,965,422
Ensign Group, Inc.	6,811	958,648
Gilead Sciences, Inc.	176,502	13,424,742
Halozyme Therapeutics, Inc. *	108,173	5,977,640
HCA Healthcare, Inc.	20,334	7,382,259
Hologic, Inc. *	207,365	16,923,058
IDEXX Laboratories, Inc. *	15,831	7,537,456
Intuitive Surgical, Inc. *	8,917	3,964,587
IQVIA Holdings, Inc. *	65,263	16,069,709
Johnson & Johnson	194,025	30,626,846
Krystal Biotech, Inc. *	7,296	1,520,924
LeMaitre Vascular, Inc.	9,925	862,383
McKesson Corp.	38,197	23,568,313
Medpace Holdings, Inc. *	18,025	6,894,923
Merck & Co., Inc.	311,642	35,256,059
Merit Medical Systems, Inc. *	43,083	3,674,549
Mettler-Toledo International, Inc. *	6,025	9,164,206
Neurocrine Biosciences, Inc. *	44,579	6,311,049
Option Care Health, Inc. *	60,347	1,791,702
Pfizer, Inc.	240,822	7,354,704
Prestige Consumer Healthcare, Inc. *	33,946	2,403,716
Regeneron Pharmaceuticals, Inc. *	20,652	22,287,432
Revvity, Inc.	27,872	3,501,002
Stryker Corp.	85,177	27,891,209
Thermo Fisher Scientific, Inc.	30,463	18,684,176
Twist Bioscience Corp. *	38,188	2,131,272
United Therapeutics Corp. *	30,388	9,520,257
UnitedHealth Group, Inc.	88,185	50,808,670
Universal Health Services, Inc., Class B	8,675	1,854,368
Veeva Systems, Inc., Class A *	41,488	7,962,792

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vertex Pharmaceuticals, Inc. *	63,909	31,680,969
Zimmer Biomet Holdings, Inc.	49,061	5,462,942
		627,128,236
Total Common Stocks (Cost $505,412,545)		831,594,302
Total Investments in Securities (Cost $505,412,545)		831,594,302

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$648,374,884	$—	$—	$648,374,884
Australia	—	6,052,938	—	6,052,938
Belgium	—	2,345,335	—	2,345,335
Denmark	—	46,430,299	—	46,430,299
France	—	4,792,062	—	4,792,062
Germany	—	767,861	—	767,861
Japan	—	39,951,049	—	39,951,049
Republic of Korea	—	5,922,810	—	5,922,810
Sweden	—	1,200,784	—	1,200,784
Switzerland	—	42,981,055	—	42,981,055
United Kingdom	—	32,775,225	—	32,775,225
Total	$648,374,884	$183,219,418	$—	$831,594,302

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.5% OF NET ASSETS

Australia 5.5%
ANZ Group Holdings Ltd.	206,416	3,927,073
Aristocrat Leisure Ltd.	153,174	5,455,153
BHP Group Ltd.	167,183	4,643,499
Commonwealth Bank of Australia	40,263	3,628,103
Fortescue Ltd.	93,474	1,163,081
JB Hi-Fi Ltd.	100,911	4,607,461
Macquarie Group Ltd.	26,435	3,638,134
National Australia Bank Ltd.	108,648	2,744,086
Rio Tinto PLC	38,893	2,529,324
Technology One Ltd.	110,762	1,496,224
		33,832,138

Austria 0.2%
Erste Group Bank AG	23,066	1,199,807

Belgium 0.7%
Colruyt Group NV	96,056	4,607,527

Brazil 0.5%
Vale SA	301,200	3,281,908

Canada 2.4%
CGI, Inc. *	36,109	4,117,365
Constellation Software, Inc.	700	2,208,672
Dollarama, Inc.	27,100	2,540,508
Imperial Oil Ltd.	38,200	2,736,655
Suncor Energy, Inc.	79,500	3,175,048
		14,778,248

China 1.6%
China Medical System Holdings Ltd.	366,000	303,532
NetEase, Inc.	57,000	1,051,284
PetroChina Co. Ltd., H Shares	2,552,000	2,216,091
Tencent Holdings Ltd.	48,100	2,219,644
Yangzijiang Shipbuilding Holdings Ltd.	2,195,000	4,425,691
		10,216,242

Denmark 5.4%
Novo Nordisk AS, Class B	193,364	25,619,354
Pandora AS	26,176	4,103,175
Rockwool AS, B Shares	8,509	3,761,085
		33,483,614

Finland 0.3%
Nordea Bank Abp	144,421	1,691,199

France 10.5%
BNP Paribas SA	59,023	4,043,885
Cie de Saint-Gobain SA	84,753	7,270,598
SECURITY	NUMBER OF SHARES	VALUE ($)
Cie Generale des Etablissements Michelin SCA	202,573	8,019,630
Eiffage SA	41,486	4,128,758
Engie SA	437,061	6,870,670
Hermes International SCA	10	21,853
Ipsen SA	45,406	5,098,192
L'Oreal SA	15,092	6,526,497
LVMH Moet Hennessy Louis Vuitton SE	9,416	6,641,691
Sanofi SA	43,824	4,517,925
Schneider Electric SE	11,700	2,820,111
SEB SA	6,880	688,467
Societe Generale SA	127,605	3,309,686
TotalEnergies SE	80,744	5,447,498
		65,405,461

Germany 8.9%
Allianz SE	22,534	6,347,048
Bayerische Motoren Werke AG	11,395	1,056,876
Deutsche Telekom AG	416,499	10,894,565
Heidelberg Materials AG	74,217	7,731,866
Henkel AG & Co. KGaA	74,718	5,789,366
Mercedes-Benz Group AG	57,599	3,807,549
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,874	3,878,140
SAP SE	55,595	11,753,908
Siemens AG	21,550	3,945,740
		55,205,058

Hong Kong 0.5%
Hong Kong Exchanges & Clearing Ltd.	29,700	876,062
Jardine Matheson Holdings Ltd.	63,600	2,240,560
		3,116,622

Ireland 0.4%
James Hardie Industries PLC *	67,778	2,434,831

Israel 0.6%
Check Point Software Technologies Ltd. *	19,000	3,485,550

Italy 3.0%
Buzzi SpA	30,824	1,208,425
Enel SpA	1,069,993	7,638,866
Generali	61,244	1,585,179
UniCredit SpA	102,000	4,189,620
Unipol Gruppo SpA	394,519	4,250,689
		18,872,779

Japan 20.4%
ABC-Mart, Inc.	116,500	2,296,416
Capcom Co. Ltd.	71,900	1,536,066
Dai-ichi Life Holdings, Inc.	69,000	2,103,830
Daiichi Sankyo Co. Ltd.	47,500	1,934,564
Disco Corp.	8,100	2,708,612
Fast Retailing Co. Ltd.	17,600	4,851,418

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fujikura Ltd.	106,800	2,139,590
Hitachi Ltd.	309,000	6,676,459
Hoya Corp.	57,603	7,217,698
Inpex Corp.	259,970	4,014,323
Japan Exchange Group, Inc.	165,400	3,883,329
Japan Post Insurance Co. Ltd.	49,100	1,010,848
Japan Tobacco, Inc.	80,000	2,367,878
Konami Group Corp.	21,700	1,632,699
Lasertec Corp.	14,200	2,519,551
Makita Corp.	244,000	8,042,831
Mitsubishi Corp.	204,700	4,227,475
Mitsui Fudosan Co. Ltd.	399,000	4,133,584
Nomura Holdings, Inc.	457,800	2,822,615
Ono Pharmaceutical Co. Ltd.	208,100	3,069,959
Oracle Corp.	13,200	1,077,505
ORIX Corp.	328,000	7,934,202
Panasonic Holdings Corp.	274,900	2,251,755
Persol Holdings Co. Ltd.	627,900	1,076,914
Recruit Holdings Co. Ltd.	105,400	6,043,983
Renesas Electronics Corp.	75,300	1,296,958
SCREEN Holdings Co. Ltd.	18,000	1,525,315
Shimamura Co. Ltd.	15,000	735,164
Sompo Holdings, Inc.	87,600	1,997,448
Sony Group Corp.	59,000	5,240,297
Sumitomo Mitsui Financial Group, Inc.	156,100	11,272,437
Tokio Marine Holdings, Inc.	89,000	3,491,746
Tokyo Electron Ltd.	24,600	5,147,485
Toyo Suisan Kaisha Ltd.	39,000	2,618,691
Toyota Motor Corp.	294,000	5,647,962
		126,547,607

Netherlands 6.4%
ABN AMRO Bank NV, GDR	133,499	2,330,472
ASML Holding NV	19,739	18,380,391
Koninklijke Ahold Delhaize NV	232,327	7,484,458
Stellantis NV	220,827	3,679,874
Wolters Kluwer NV	45,695	7,649,767
		39,524,962

Republic of Korea 0.7%
Kia Corp.	49,750	4,082,317

Singapore 0.3%
Jardine Cycle & Carriage Ltd.	104,500	2,034,812

Spain 2.5%
Banco Bilbao Vizcaya Argentaria SA	249,581	2,615,911
Banco Santander SA	1,078,329	5,202,018
Endesa SA	85,195	1,653,141
Industria de Diseno Textil SA	128,157	6,227,003
		15,698,073

Sweden 2.0%
Atlas Copco AB, A Shares	237,205	4,221,693
Investor AB, B Shares	67,688	1,921,670
SSAB AB, A Shares	600,992	3,100,634
Volvo AB, B Shares	125,354	3,199,129
		12,443,126

Switzerland 8.2%
ABB Ltd.	107,000	5,939,207
Holcim AG	88,926	8,310,171
SECURITY	NUMBER OF SHARES	VALUE ($)
Logitech International SA	30,047	2,706,517
Nestle SA	75,127	7,609,809
Novartis AG	134,216	14,982,240
Partners Group Holding AG	706	950,306
Roche Holding AG	21,740	7,038,529
UBS Group AG	103,535	3,137,180
		50,673,959

Taiwan 1.0%
MediaTek, Inc.	70,000	2,665,958
Taiwan Semiconductor Manufacturing Co. Ltd.	120,000	3,500,555
		6,166,513

United Kingdom 15.5%
AstraZeneca PLC	44,965	7,143,624
Auto Trader Group PLC	86,746	909,527
BAE Systems PLC	385,523	6,429,793
Barclays PLC	1,269,000	3,794,698
Centrica PLC	1,842,241	3,140,973
Games Workshop Group PLC	28,587	3,791,608
GSK PLC	444,193	8,625,687
Hikma Pharmaceuticals PLC	105,396	2,576,917
Howden Joinery Group PLC	147,564	1,784,077
HSBC Holdings PLC	836,945	7,611,264
Imperial Brands PLC	305,030	8,407,188
Investec PLC	213,214	1,688,235
Legal & General Group PLC	830,297	2,476,465
Man Group PLC	601,917	1,895,006
Marks & Spencer Group PLC	776,432	3,279,300
NatWest Group PLC	597,172	2,833,273
Next PLC	58,557	6,844,125
RELX PLC	72,000	3,398,219
Shell PLC	339,996	12,397,574
Tesco PLC	775,334	3,306,388
Unilever PLC	65,498	4,025,158
		96,359,099
Total Common Stocks (Cost $464,069,403)		605,141,452

SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (a)	9,801,067	9,801,067
Total Short-Term Investments (Cost $9,801,067)		9,801,067
Total Investments in Securities (Cost $473,870,470)		614,942,519

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

GDR —	Global Depositary Receipt

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$583,595,746	$—	$583,595,746
Brazil	3,281,908	—	—	3,281,908
Canada	14,778,248	—	—	14,778,248
Israel	3,485,550	—	—	3,485,550
Short-Term Investments[1]	9,801,067	—	—	9,801,067
Total	$31,346,773	$583,595,746	$—	$614,942,519

[1]	As categorized in the Portfolio Holdings.

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of July 31, 2024, are disclosed in each fund’s Portfolio Holdings.
REG87636JUL24